Inventories, net (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	1,539,710	1,437,771	200,845
Finished goods	76,899	4,542	635
Total	1,616,609	1,442,313	201,480
Less: Inventory allowance	(850,926)	(850,926)	(118,868)
Inventories, net	765,683	591,387	82,612